Shareholders' Equity (Details Textual) - USD ($)		1 Months Ended													6 Months Ended	12 Months Ended
	Jan. 15, 2018	Jul. 31, 2019	May 31, 2019	Apr. 30, 2019	Apr. 28, 2019	Mar. 31, 2019	Mar. 28, 2019	Aug. 31, 2018	Jul. 30, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Aug. 31, 2016	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Shareholders' Equity (Textual)
Restricted common stock fair value
Compensation expense related to restricted stock grants															$ 0	0
Shares of common stock, fair value																1,320,000	$ 1,244,001	$ 289,000
Amortization of deferred stock compensation																$ 4,592,200
Third-party individuals [Member]
Shareholders' Equity (Textual)
Total proceeds			$ 500,000					$ 150,000	$ 300,000
Shares of common stock			200,000					50,000	45,977
Stock price per share			$ 2.50					$ 3.00	$ 6.525
Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, vested																60,000	106,859	100,000
Compensation expense related to restricted stock grants																		$ 300,000
Restricted Stock [Member] | Subsequent Event [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares		240,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares						720,000
Restricted common stock fair value						$ 1,850,400
2018 Plan [Member]
Shareholders' Equity (Textual)
Shares of common stock				550,000
Two Service Providers [Member]
Shareholders' Equity (Textual)
Issuance date										Jul. 31, 2018
Closing price										$ 5.65							$ 5.65
Shares of common stock										500,000
Shares of common stock, fair value										$ 2,825,000
Amortized over service period										1 year
Two Service Providers [Member] | Subsequent Event [Member]
Shareholders' Equity (Textual)
Issuance date		Jul. 19, 2019
Closing price		$ 3.5
Shares of common stock		400,000
Shares of common stock, fair value		$ 1,400,000
Three Service Providers [Member]
Shareholders' Equity (Textual)
Issuance date			May 08, 2019
Closing price			$ 2.93
Total proceeds			$ 600,000
Shares of common stock			1,758,000
Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares							720,000					985,889
Restricted common stock fair value												$ 2,021,073
Closing price												$ 2.05
Two Employees [Member]
Shareholders' Equity (Textual)
Issuance date												Apr. 03, 2018
Closing price												$ 2.05
Shares of common stock												200,000
Shares of common stock, fair value												$ 410,000
Chief Financial Officer Member
Shareholders' Equity (Textual)
Restricted common stock, shares												896,766
Restricted common stock fair value												$ 1,838,370
Closing price												$ 2.05
Five Employees [Member]
Shareholders' Equity (Textual)
Issuance date											May 21, 2018
Closing price											$ 2.70
Shares of common stock											218,336
Shares of common stock, fair value											$ 589,507
Three Employees [Member]
Shareholders' Equity (Textual)
Issuance date					May 28, 2018
Closing price				$ 2.40
Shares of common stock					550,000
Shares of common stock, fair value					$ 1,320,000
One Employee [Member] | Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares													56,859
Restricted common stock fair value													$ 244,494
Consultant [Member] | Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares														106,859
Restricted common stock fair value														$ 308,823
Second Tranche [Member]
Shareholders' Equity (Textual)
Restricted common stock, forfeited and cancelled	56,859
First Tranche [Member]
Shareholders' Equity (Textual)
Restricted common stock, vested	50,000